Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Investments:
Fixed maturities, available-for-sale, at fair value (net of ACL of $0 and $0) (amortized cost of $18,689 and $20,986)	$ 15,383	$ 20,971
Fixed maturities, at fair value, using fair value option	331	0
Equity securities, at fair value	179	203
Mortgage loans (net of ACL of $15 and $12)	2,520	2,131
Policy loans	1,495	1,484
Limited partnerships and other alternative investments (portion at fair value: $58 and $0)	1,300	1,147
Other investments	95	26
Short-term investments	1,489	1,254
Total investments	22,792	27,216
Cash	173	49
Reinsurance recoverables (net of ACL of $27 and $37) (related party: $11,537 and $6,143) (portion at fair value: $335 and $(8))	40,714	35,848
VOBA and DAC	518	479
Deferred income taxes, net	1,051	603
Goodwill and other intangible assets	155	161
Other assets	453	416
Separate account assets	87,255	111,592
Total assets	153,111	176,364
Liabilities
Reserve for future policy benefits	21,432	21,698
Other policyholder funds and benefits payable	31,302	32,622
Funds withheld liability (related party: $9,248 and $5,128) (portion at fair value: $(1,481) and $(15))	10,485	6,379
Other liabilities (related party: $915 and $818)	2,023	1,920
Separate account liabilities	87,255	111,592
Total liabilities	152,497	174,211
Commitments and Contingencies
Stockholder’s Equity
Common stock—1,000 shares authorized, issued and outstanding, par value $5,690	6	6
Additional paid-in capital	1,877	1,877
Accumulated other comprehensive loss, net of tax	(2,166)	(10)
Retained earnings	897	280
Total stockholder’s equity	614	2,153
Total liabilities and stockholder’s equity	$ 153,111	$ 176,364